Shareholders' Equity - Weibo Available Shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	567,000	2,908,000	3,346,000
Granted (in shares)	(1,354,000)	(2,456,000)	(673,000)
Outstanding number of shares available for issuance at the end of the year	2,952,000	567,000	2,908,000
Weibo
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	17,293,000	18,540,000	18,878,000
Granted (in shares)	(2,411,000)	(1,597,000)	(736,000)
Cancelled/expired/forfeited (in shares)	222,000	350,000	398,000
Outstanding number of shares available for issuance at the end of the year	15,104,000	17,293,000	18,540,000